Statement of Changes in Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit - USD ($)	Total	Private Placement Warrants [Member]	Sponsor [Member]	Metric [Member]	Class A common stock [Member]	Common Stock Subject To Possible Redemption [Member] Class A common stock [Member]	Common Stock [Member] Class B common stock [Member]	Common Stock [Member] Class B common stock [Member] Sponsor [Member]	Common Stock [Member] Class B common stock [Member] Metric [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement Warrants [Member]	Additional Paid-in Capital [Member] Sponsor [Member]	Additional Paid-in Capital [Member] Metric [Member]	Accumulated Deficit [Member]
Beginning balance at Mar. 23, 2021	$ 0					$ 0	$ 0			$ 0				$ 0
Beginning balance, shares at Mar. 23, 2021						0	0
Issuance of Class B common stock			$ 20,025	$ 4,975				$ 461	$ 114			$ 19,564	$ 4,861
Issuance of Class B common stock , shares								4,605,750	1,144,250
Issuance of Class A common stock						$ 198,363,610
Issuance of Class A common stock , shares						23,000,000
Deemed capital contribution from sale of private placement warrants		$ 2,081,733									$ 2,081,733
Forward purchase units liability	(31,000)									(31,000)
Excess fair value of anchor investor shares over purchase price	11,491,877									11,491,877
Accretion of Class A common stock to redemption value	(31,636,390)				$ (31,641,174)	$ 31,636,390				(13,567,035)				(18,069,355)
Remeasurement of Class A common stock to redemption value	(4,784)					$ 4,784								(4,784)
Net income	3,386,750													3,386,750
Ending balance, shares at Dec. 31, 2021						23,000,000	5,750,000
Ending balance at Dec. 31, 2021	(14,686,814)					$ 230,004,784	$ 575							(14,687,389)
Accretion of Class A common stock to redemption value					$ (2,458,852)
Remeasurement of Class A common stock to redemption value	(2,458,852)					$ 2,458,852				(360,000)				(2,098,852)
Sponsor share repurchase financing	360,000									$ 360,000
Redemption of Class A common stock ,Shares						(18,871,976)
Redemption of Class A common stock Value						$ (190,010,529)
Waiver of deferred underwriter fee payable	8,050,000													8,050,000
Net income	3,530,190													3,530,190
Ending balance, shares at Dec. 31, 2022						4,128,024	5,750,000
Ending balance at Dec. 31, 2022	$ (5,205,476)					$ 42,453,107	$ 575							$ (5,206,051)